Partnership Distributions (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Distribution Made to Limited Partner
Partnership distributions to partners (days following quarter end)	45 days
Percentage of limited partnership interest (as a percent)	98.00%
General Partner held a general partner interest (as a percent)	2.00%
First target distribution (in dollars per share)	$ 0.055
Threshold for increased distribution to General Partner (in dollars per share)	$ 0.605
Pre-Incentive distribution of available cash to General Partners	2.00%	2.00%	2.00%
General Partners distribution based on ownership interest	$ 54.9	$ 52.7	$ 47.4
Incentive distributions received by the General Partner	$ 45.3	$ 43.5	$ 38.2
Minimum
Distribution Made to Limited Partner
Quarterly distribution (in dollars per share)	$ 0.55
Available cash for per common unit (more than) (in dollars per share)	$ 0.605	$ 0.605	$ 0.605
AmeriGas Partners
Distribution Made to Limited Partner
General Partner held a general partner interest (as a percent)	1.00%
AmeriGas OLP
Distribution Made to Limited Partner
General Partner held a general partner interest (as a percent)	1.01%